Restricted Cash - Narrative (Details) - USD ($) $ in Millions	Apr. 30, 2023	Mar. 31, 2023
DNB guarantees & letters of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Principal	$ 25.0
New DNB Facility
Restricted Cash and Cash Equivalents Items [Line Items]
Principal	$ 175.0	$ 150.0